Related Party Transactions (Oneida Resources Corp)	7 Months Ended
Mar. 31, 2013
Oneida Resources Corp
Related Party Transactions

Note 7 - Related Party Transactions

The Company utilizes the office space and equipment of its management at no cost.

On October 15, 2012, the Company issued a Promissory Note payable (the “Note”) to NLBDIT 2010 Enterprises, LLC. The Note bears interest at 6% and is payable upon completion of a business combination with a private company in a reverse merger or other transaction after which the Company would cease to be a shell company. At March 31, 2013, there is no outstanding balance.